Fair Value of Financial Instruments and Risk Management - Summary of Fair Values and Carrying Values of Long-Term Debt (Parenthetical) (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013
$500 Million of MTN Series 19 Notes [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Long term debt, face value	500
$250 Million of MTN Series 21 Notes [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Long term debt, face value	250